Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 28, 2025	Dec. 31, 2024	Dec. 28, 2024	Dec. 31, 2023	Dec. 30, 2023
Current assets
Cash and cash equivalents	$ 130,056		$ 139,134		$ 87,061
Accounts receivable, net	257,646		236,520		233,244
Prepaid expenses and other current assets	11,441		18,582		13,608
Total current assets	399,143		394,236		333,913
Property and equipment, net	185,675		189,233		112,264
Operating lease right-of-use assets, net	30,724		30,001		22,441
Goodwill	876,790		845,939		511,501
Intangible assets, net	742,092		740,657		264,335
Deferred tax assets	806		765		2,368
Other assets	7,128		6,908		15,793
Total assets	2,242,358		2,207,739		1,262,615
Current liabilities
Accounts payable	18,429		13,877		23,206
Accrued expenses and other current liabilities	73,704		67,676		65,775
Current portion of long-term debt	7,731		7,750		7,280
Current portion of lease obligations	19,326		17,028		16,623
Total current liabilities	119,190		106,331		112,884
Long-term debt, net of current portion	743,532		747,048		668,031
Non-current lease obligations	42,630		40,753		38,061
Deferred tax liabilities	144,830		150,672		35,294
Other noncurrent liabilities	13,113		11,763		26,346
Total liabilities	1,063,295		1,056,567		880,616
Commitments and contingencies
Equity
Preferred stock, value
Common stock, value	12		12		50
Treasury stock (Predecessor), 7,769 common shares at cost					(1,029)
Additional paid-in capital	1,296,618		1,293,638		366,327
Accumulated deficit	(133,015)		(106,989)		17,447
Accumulated other comprehensive income (loss)	15,448		(35,489)		(796)
Total stockholders’ equity	1,179,063		1,151,172		381,999
Total liabilities and stockholders’ equity	$ 2,242,358		2,207,739		1,262,615
NV5 Global, Inc. [Member]
Current assets
Cash and cash equivalents		$ 39,372		$ 50,361		$ 44,824
Billed receivables, net		201,059		198,569		152,593
Unbilled receivables, net		126,722		141,926		111,304
Accounts receivable, net		201,059		198,569		152,593
Prepaid expenses and other current assets		26,973		20,155		18,376
Total current assets		394,126		411,011		327,097
Property and equipment, net		66,293		56,722		50,268
Operating lease right-of-use assets, net		34,737		32,099		36,836
Goodwill		585,979	579,337	579,337	549,798	549,798
Intangible assets, net		186,836		206,592		210,659
Deferred tax assets		34,555		27,277		6,388
Other assets		2,853		2,318		3,149
Total assets		1,305,379		1,315,356		1,184,195
Current liabilities
Accounts payable		79,678		81,937		54,397
Accrued liabilities		50,384		52,208		47,526
Billings in excess of costs and estimated earnings on uncompleted contracts		49,922		56,867		59,373
Other current liabilities		2,445		2,493		2,263
Current portion of contingent consideration		10,809		5,554		3,922
Current portion of notes payable and other obligations		9,304		11,195		9,267
Current portion of lease obligations		12,623		13,423		13,972
Total current liabilities		202,542		210,254		176,748
Contingent consideration, less current portion		3,195		7,196		143
Other long-term liabilities		26,356		23,284		26,930
Notes payable and other obligations, less current portion		208,676		241,608		205,468
Non-current lease obligations				21,014		25,754
Total liabilities		440,769		482,342		409,289
Commitments and contingencies
Equity
Preferred stock, value
Common stock, value		671		651		636
Additional paid-in capital		556,837		538,568		507,779
Accumulated deficit		306,604		294,488		266,509
Accumulated other comprehensive income (loss)		498		(693)		(18)
Total stockholders’ equity		864,610	$ 833,014	833,014	$ 774,906	774,906
Total liabilities and stockholders’ equity		$ 1,305,379		$ 1,315,356		$ 1,184,195